Common Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common Stock

Note 13 – Common Stock

On October 31, 2017, our Board of Directors approved a 1 for 2 reverse stock split of the Company’s common stock, which was effected on December 14, 2017. Per share and share amounts presented herein have been adjusted for all periods presented to give retroactive effect to the aforementioned stock splits.

The Company completed the IPO via an issuance of common stock and warrants on June 4, 2018 (see Note 2 to the Financial Statements - Initial Public Offering).

In connection with the IPO, on June 1, 2018, the Company filed an Amended and Restated Certificate of Incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware and adopted the Amended and Restated Bylaws (the “Restated Bylaws”). The Company’s Board of Directors and stockholders previously approved the Restated Certificate and the Restated Bylaws to be effective immediately prior to the closing of the IPO. Pursuant to the Restated Certificate, the Company is authorized to issue an aggregate of 60,000,000 shares of stock, of which 50,000,000 shares are designated as common stock and 10,000,000 shares are designated as preferred stock.

On April 26, 2018, the Company issued 44,444 shares of common stock with an aggregate fair value of $200,000, in satisfaction of deferred salary to its Chief Medical Officer Outside the United States.

On June 18, 2018, the Company issued 30,000 shares of common stock with an aggregate fair value of $90,000, in satisfaction of fees payable to its Medical Advisory Board and granted 160,000 shares of immediately vested common stock with an aggregate fair value of $798,400 to certain consultants.

On June 18, 2018, the Company also granted 20,000 shares of common stock to a consultant with a fair value of $99,800, which per the Consulting Agreement with the consultant will vest monthly over next twelve months. However, the Company terminated the Consulting Agreement with that consultant as of December 26, 2018. Per the Agreement, the 6,137 unvested shares are to be returned to the Company by the consultant. The Company recognized $69,176 of stock-based compensation expense related to the vested shares of common stock in 2018.

On May 1, 2018, Dr Broennimann entered into a Service Agreement to perform the role of Chief Medical Officer (Out of US) for a fee of $15,000 monthly provided that the Company may, at its sole option, elect to pay 25% of the monthly fee in company common stock with the number of common stock determined by dividing the 25% of the monthly fee by the closing price of the Company’s common stock on the 2nd work day of each month. On November 27, 2018, the Company elected to issue 3,334 shares of common stock for the 25% of the monthly fee for the months of October and November 2018 and on December 2, 2018, the Company elected to issue 2,005 shares of common stock for the 25% of the monthly fee for the month of December 2018.